UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York AMT-Free Quality Municipal Income Fund (NRK)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 159.2% (100.0% of Total Investments)

	Consumer Staples – 10.3% (6.5% of Total Investments)
$ 8,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	8/17 at 100.00	N/R	$ 1,096,640
	Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
	Asset-Backed Bonds, Series 2005A:
27,580	5.000%, 6/01/38	8/17 at 100.00	BB	27,585,792
13,500	5.000%, 6/01/45	8/17 at 100.00	BB–	13,498,920
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	8/17 at 100.00	N/R	944,500
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
1,310	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	8/17 at 100.00	B–	1,310,157
	Refunding Series 2006A-2, 5.250%, 6/01/26
26,865	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	8/17 at 100.00	B–	26,741,958
	Series 2006A-3, 5.000%, 6/01/35
4,680	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo	6/26 at 100.00	N/R	4,995,432
	Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
4,135	5.000%, 6/01/45	6/27 at 100.00	BBB–	4,351,095
49,715	5.000%, 6/01/48	6/27 at 100.00	N/R	51,496,288
145,785	Total Consumer Staples			132,020,782
	Education and Civic Organizations – 28.2% (17.7% of Total Investments)
3,150	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/27 at 100.00	BBB–	3,552,287
	Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	3,000,499
29,145	0.000%, 7/15/47	No Opt. Call	BBB–	8,235,503
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	258,310
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,657,339
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New
	York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,028,880
5,705	5.250%, 11/01/34	11/24 at 100.00	BB	5,780,819
1,500	5.000%, 11/01/39	11/24 at 100.00	BB	1,460,490
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
2,690	5.000%, 4/15/33	4/23 at 100.00	BB+	2,710,256
3,990	5.000%, 4/15/43	4/23 at 100.00	BB+	3,961,112
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project,	7/24 at 100.00	A	4,100,910
	Series 2014, 5.000%, 7/01/44
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	5,535,207
	Series 2013A, 5.000%, 7/01/44
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/25 at 100.00	A–	1,896,100
	Series 2015A, 5.000%, 7/01/37
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	5,206,115
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	7,180,260
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and
	University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,855,067
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,423,536
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,118,638
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	17,061,241
	Facilities, Refunding Series 2013A, 5.000%, 7/01/27
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	5,309,027
	Facilities, Series 2011A, 5.000%, 7/01/41
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	4,256,175
	Facilities, Series 2012A, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
3,095	5.000%, 7/01/31	7/25 at 100.00	Aa3	3,663,025
3,465	5.000%, 7/01/33	7/25 at 100.00	Aa3	4,062,158
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2017A:
2,930	5.000%, 7/01/34	7/27 at 100.00	Aa3	3,512,748
2,930	5.000%, 7/01/42	7/27 at 100.00	Aa3	3,453,327
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
405	5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	406,373
1,320	5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	1,324,290
6,680	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	7,515,134
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,145,660
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,798,961
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	14,591,380
	Sinai, Refunding Series 2015A, 5.000%, 7/01/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,068,940
	Series 2009, 5.250%, 7/01/29
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	Aa2	3,431,903
	1998A, 6.000%, 7/01/18 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	Aa2	1,878,300
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	5,488,720
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	10,615,680
8,955	5.000%, 7/01/45	7/25 at 100.00	Aa2	10,364,069
10,850	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/26 at 100.00	Aa2	13,100,507
	2016A, 5.000%, 7/01/32
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A:
4,000	5.000%, 7/01/38 (WI/DD, Settling 6/01/17)	7/27 at 100.00	Aa2	4,752,840
5,620	5.000%, 7/01/39 (WI/DD, Settling 6/01/17)	7/27 at 100.00	Aa2	6,666,950
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,106,712
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,552,500
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	12,811,486
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	903,576
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,670,880
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,798,300
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,305,400
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College,
	Series 2010:
1,815	5.250%, 7/01/25	7/17 at 100.00	Ba1	1,819,302
2,000	5.250%, 7/01/35	7/20 at 100.00	Ba1	2,124,860
8,925	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics &	12/26 at 100.00	BB–	9,177,667
	Technology, Series 2016A, 5.500%, 12/01/36
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,100,500
	Project, Series 2013A, 5.000%, 7/01/39
7,695	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public	1/34 at 100.00	N/R	5,655,286
	Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A–	2,041,665
1,785	5.000%, 9/01/43	9/23 at 100.00	A–	1,993,470
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher	6/24 at 100.00	A–	1,635,872
	College, Series 2014A, 5.500%, 6/01/39
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
325	5.000%, 7/01/40	7/25 at 100.00	BBB	356,896
350	5.000%, 7/01/45	7/25 at 100.00	BBB	383,065
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,080,960
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,084,210
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	8/17 at 100.00	BBB	6,831,424
5,000	5.000%, 1/01/36 – AMBAC Insured	8/17 at 100.00	BBB	5,012,100
1,030	4.750%, 1/01/42 – AMBAC Insured	8/17 at 100.00	BBB	1,030,937
14,500	5.000%, 1/01/46 – AMBAC Insured	8/17 at 100.00	BBB	14,534,800
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,206,689
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	8/17 at 100.00	Baa1	4,290,315
31,650	5.000%, 3/01/36 – NPFG Insured	8/17 at 100.00	AA–	32,120,319
20,210	4.500%, 3/01/39 – FGIC Insured	8/17 at 100.00	Baa1	20,255,877
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,794,672
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	657,912
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,091,250
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,542,800
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	AA–	1,132,980
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,554,326
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,107,070
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,449,840
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A3	4,061,934
	Series 2010A, 5.125%, 9/01/40
360,245	Total Education and Civic Organizations			360,706,588
	Financials – 1.6% (1.0% of Total Investments)
1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,040,407
	Series 2005, 5.250%, 10/01/35
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	18,122,328
	Series 2007, 5.500%, 10/01/37
15,450	Total Financials			20,162,735
	Health Care – 3.6% (2.3% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist	7/24 at 100.00	A3	1,456,113
	Hospital Project, Refunding Series 2014, 5.000%, 7/01/27
2,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,733,520
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	4,403,800
	Obligated Group, Series 2011A, 5.000%, 5/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center
	Obligated Group, Series 2017:
1,000	5.000%, 12/01/34	6/27 at 100.00	Baa3	1,114,030
300	5.000%, 12/01/36	6/27 at 100.00	Baa3	332,352
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest	7/20 at 100.00	A–	1,002,420
	Systems Inc., Series 2010A, 5.750%, 7/01/40 – AGM Insured
7,940	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest	7/26 at 100.00	A–	8,938,614
	Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	2,166,938
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/22 at 100.00	A–	4,257,630
	Hospital Project, Series 2013A, 5.000%, 12/01/42
2,800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/26 at 100.00	A–	3,158,680
	Hospital Project, Series 2017, 5.000%, 12/01/46
5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	A–	6,153,385
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
565	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	BBB	627,156
	2010-C2, 6.125%, 11/01/37
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB	2,467,332
	Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/17 at 100.00	BB–	5,750,734
	Series 2001A, 7.125%, 7/01/31
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	8/17 at 100.00	BB–	2,038,805
	Series 2001B, 7.125%, 7/01/31
42,605	Total Health Care			46,601,509
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	1,122,014
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	463,586
	4.500%, 11/01/29
40	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/17 at 100.00	AA	40,126
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
1,530	Total Housing/Multifamily			1,625,726
	Industrials – 3.2% (2.0% of Total Investments)
38,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	40,891,377
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Long-Term Care – 0.1% (0.0% of Total Investments)
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,338,570
	Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40
	Tax Obligation/General – 9.5% (6.0% of Total Investments)
15	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA	16,293
	10/01/29 – AGC Insured
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016B:
6,955	5.000%, 10/01/27	10/26 at 100.00	A+	8,510,903
4,590	5.000%, 10/01/28	10/26 at 100.00	A+	5,563,218
	Nassau County, New York, General Obligation Bonds, General Improvement Series,
	Refunding 2016A:
5,860	5.000%, 1/01/31	1/26 at 100.00	A+	6,881,398
500	5.000%, 1/01/38	1/26 at 100.00	A+	569,485
5,030	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C,	4/26 at 100.00	A+	5,869,054
	5.000%, 4/01/33
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,304,052
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	10/22 at 100.00	AA	7,023,915
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,151,570
1,570	5.000%, 10/01/34	10/22 at 100.00	AA	1,795,138
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	8/22 at 100.00	AA	10,033,203
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,157,900
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,300,860
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,842,950
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,941,314
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,532,231
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,151,590
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,468,517
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,379,760
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	8,944,595
9,600	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	11,246,208
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 –	8/17 at 100.00	AA	5,017
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,183,923
2,880	5.000%, 10/01/34	10/21 at 100.00	AA	3,260,218
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	4/22 at 100.00	AA	3,880,401
	5.000%, 4/01/28
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	998,515
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,053,974
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,108,973
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	904,617
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	835,070
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	859,634
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	874,555
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	893,432
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	893,980
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	906,507
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	907,504
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,193,582
	General Obligation Bonds, Refunding Series 2005, 5.000%, 6/01/18 – FGIC Insured
103,962	Total Tax Obligation/General			121,444,056
	Tax Obligation/Limited – 44.1% (27.7% of Total Investments)
525	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/17 at 100.00	N/R	527,137
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
3,390	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/17 at 100.00	AA–	3,403,357
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Master BOCES Program Lease Revenue Bonds,	8/19 at 100.00	AA	1,087,950
	Nassau County Board of Cooperative Educational Services, Series 2009, 5.000%, 8/15/28 –
	AGC Insured
105	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	115,427
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa2	1,057,750
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,790	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA	1,835,054
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
995	5.000%, 3/15/34	3/21 at 100.00	AAA	1,118,161
24,000	5.000%, 3/15/41	3/21 at 100.00	AAA	26,560,080
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
7,550	5.000%, 2/15/33	2/22 at 100.00	AAA	8,668,230
10,000	5.000%, 2/15/40	2/22 at 100.00	AAA	11,335,800
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2014A:
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	5,968,000
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	11,851,200
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	7,973,700
	Purpose Series 2014C, Group C, 5.000%, 3/15/44
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2015A:
1,500	5.000%, 3/15/31	3/25 at 100.00	AAA	1,786,080
2,500	5.000%, 3/15/33	3/25 at 100.00	AAA	2,941,700
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	32,100,062
	5.000%, 3/15/43
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	3/24 at 100.00	AAA	3,522,810
	5.000%, 3/15/34
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	14,246,706
	Group A,B&C, 5.000%, 3/15/36
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/23 at 100.00	AA	1,274,465
	City School District, Refunding Series 2013A, 5.000%, 5/01/28
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
5,045	5.000%, 11/15/27	11/25 at 100.00	A	5,709,073
6,770	5.000%, 11/15/34	11/25 at 100.00	A	7,367,994
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	AA–	26,266,176
6,000	5.250%, 2/15/47	2/21 at 100.00	AA–	6,685,860
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	2,043,658
29,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2017A,	2/27 at 100.00	Aa3	34,218,896
	5.000%, 2/15/42
9,000	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002A,	No Opt. Call	AA	9,482,580
	5.750%, 7/01/18 – AGM Insured (UB)
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	1,053,620
	Series 2002A, 5.750%, 7/01/18 – AGM Insured
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/23 at 100.00	AA	4,312,649
	Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	8/17 at 100.00	AA	10,532,185
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal
	Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,315,138
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,140,416
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	12,746,910
	Series 2015S-2, 5.000%, 7/15/40
7,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/26 at 100.00	AA	7,966,200
	Series 2016S-1, 4.000%, 7/15/40
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	7,094,695
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	27,321,720
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/22 at 100.00	AAA	36,978,175
	Fiscal 2012 Series F-1, 5.000%, 5/01/39
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/23 at 100.00	AAA	5,999,844
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	15,558,959
	Fiscal 2014 Series D-1, 5.000%, 2/01/37
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	5,879,900
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,625,557
9,325	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/26 at 100.00	AAA	9,959,287
	Fiscal 2017 Series A-1, 4.000%, 5/01/42
1,375	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/27 at 100.00	AAA	1,645,023
	Fiscal 2017 Series E-1, 5.000%, 2/01/35
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
5,645	5.500%, 11/01/35	11/20 at 100.00	AAA	6,428,582
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,114,350
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	9,440,795
	Subordinate Series 2011-D1, 5.000%, 2/01/35
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	21,405,458
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,579,040
28,795	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	No Opt. Call	AA+	32,435,840
	2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,794,000
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,175,483
5,450	New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 1995,	No Opt. Call	AA	5,902,514
	5.700%, 4/01/20 – AGM Insured (UB) (5)
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/23 at 100.00	AAA	14,198,544
	General Purpose Series 2013C, 5.000%, 3/15/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,800,490
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	3,245,476
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,143,700
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	4,030,944
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	38,591,365
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	16,180,660
525	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/17 at 100.00	A3	527,216
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison	11/23 at 100.00	A–	3,063,415
	Building, Series 2013, 5.000%, 11/01/33
783,265	Total Tax Obligation/Limited			563,336,056
	Transportation – 19.9% (12.5% of Total Investments)
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green	5/26 at 100.00	AA–	11,517,900
	Series 2016A-1, 5.000%, 11/15/46
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green
	Series 2016B:
1,815	4.000%, 11/15/34	11/26 at 100.00	AA–	1,949,510
4,000	5.000%, 11/15/35	11/26 at 100.00	AA–	4,726,560
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	16,279,510
	Series 2012F, 5.000%, 11/15/30
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	30,507,631
	5.250%, 11/15/40
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B,	5/23 at 100.00	AA–	7,037,848
	5.000%, 11/15/30
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	AA–	546,581
	5.000%, 11/15/32
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D,	11/23 at 100.00	AA–	2,252,298
	5.250%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	16,237,340
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	2,051,786
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	11,328,800
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	11,025,304
	5.250%, 11/15/35
2,700	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1,	5/25 at 100.00	AA–	3,079,620
	5.000%, 11/15/45
2,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1,	11/26 at 100.00	AA–	3,048,560
	5.000%, 11/15/34
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	8,967,309
	Center Project, Series 2011, 5.000%, 11/15/44
3,400	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	AA–	3,479,288
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,
	Series 2016A:
2,000	5.000%, 1/01/36	1/26 at 100.00	A–	2,323,660
7,500	5.000%, 1/01/41	1/26 at 100.00	A–	8,627,475
1,285	5.000%, 1/01/46	1/26 at 100.00	A–	1,470,850
19,230	5.000%, 1/01/51	1/26 at 100.00	A–	21,732,400
5,000	5.250%, 1/01/56	1/26 at 100.00	A–	5,791,850
2,350	4.000%, 1/01/56	1/26 at 100.00	A–	2,441,509
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA–	2,482,725
3,950	5.000%, 9/01/34	9/24 at 100.00	AA–	4,652,547
1,000	5.000%, 9/01/35	9/24 at 100.00	AA–	1,174,940
5,155	5.000%, 9/01/36	9/24 at 100.00	AA–	6,041,815
9,755	5.000%, 9/01/39	9/24 at 100.00	AA–	11,299,509
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Ninth Series 2015:
3,375	5.000%, 5/01/30	5/25 at 100.00	AA–	4,032,855
6,535	5.000%, 5/01/31	5/25 at 100.00	AA–	7,763,645
3,595	5.000%, 5/01/35	5/25 at 100.00	AA–	4,194,682
10,780	5.000%, 5/01/45	5/25 at 100.00	AA–	12,387,298
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	10/25 at 100.00	AA–	10,502,820
	Ninety-Fourth Series 2015, 5.250%, 10/15/55
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	2,298,260
	Ninth Series 2013, 5.000%, 12/01/43
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	8/17 at 100.00	Baa1	2,541,550
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA	5/27 at 100.00	AA–	2,385,720
	Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	6,337,784
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
221,990	Total Transportation			254,519,739
	U.S. Guaranteed – 18.0% (11.3% of Total Investments) (6)
5,315	Albany Capital Resource Corporation, New York, St. Peter's Hospital Project, Series 2011,	11/20 at 100.00	N/R (6)	6,226,044
	6.125%, 11/15/30 (Pre-refunded 11/15/20)
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series	11/17 at 100.00	N/R (6)	6,054,946
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series	11/17 at 100.00	N/R (6)	4,292,380
	2008D, 5.375%, 11/15/32 (Pre-refunded 11/15/17)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series	11/17 at 100.00	N/R (6)	1,020,210
	2008E, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA (6)	1,114,390
1,000	5.000%, 5/01/45 (Pre-refunded 5/01/20) – AGM Insured	5/20 at 100.00	AA (6)	1,114,390
7,330	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA (6)	7,393,844
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	AA– (6)	9,434,310
	Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2 (6)	6,743,772
	Facilities, Series 2009A, 5.000%, 7/01/39 (Pre-refunded 7/01/19)
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
5,430	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (6)	5,803,258
6,780	6.125%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (6)	7,305,586
14,770	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (6)	15,958,099
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,595	5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (6)	1,600,551
5,205	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (6)	5,223,113
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2 (6)	3,135,300
	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
3,865	5.250%, 7/01/27 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (6)	3,879,455
3,500	5.125%, 7/01/37 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (6)	3,512,740
895	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA (6)	992,743
	Program, Series 2009A, 5.625%, 10/01/29 (Pre-refunded 10/01/19) – AGC Insured
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A– (6)	985,066
	2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	Aa2 (6)	3,427,021
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (6)	10,897,900
3,890	5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (6)	4,219,250
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	Aa2 (6)	14,642,640
	2009B, 5.000%, 7/01/39 (Pre-refunded 7/01/19)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2008A:
3,540	5.750%, 5/01/27 (Pre-refunded 5/01/18) – AGM Insured (UB)	5/18 at 100.00	AA (6)	3,700,362
5,000	5.750%, 5/01/28 (Pre-refunded 5/01/18) – AGM Insured (UB)	5/18 at 100.00	AA (6)	5,226,500
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA (6)	10,916,674
	City School District Project, Series 2009A, 5.000%, 5/01/31 (Pre-refunded 5/01/19)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 (Pre-refunded 6/30/17) – FGIC Insured	6/17 at 100.00	AA– (6)	51,771,081
4,200	5.000%, 2/15/47 (Pre-refunded 6/30/17) – AGM Insured	6/17 at 100.00	AA (6)	4,214,742
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+ (6)	3,597,540
	5/01/33 (Pre-refunded 5/01/19) – BHAC Insured
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	AA– (6)	4,080,840
	5.250%, 11/15/36 (Pre-refunded 11/15/17)
4,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	N/R (6)	4,897,008
	5.250%, 11/15/36 (Pre-refunded 11/15/17)
985	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA (6)	1,078,151
	10/01/29 (Pre-refunded 10/01/19) – AGC Insured
4,355	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	N/R (6)	5,008,424
	Subordinate Lien Series 2011C, 5.500%, 11/01/35 (Pre-refunded 11/01/20)
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (6)	4,330,805
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 15.809%, 8/15/32 (Pre-refunded
	8/15/17) – AGM Insured (IF) (5)
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (6)	1,105,795
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
4,485	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	N/R (6)	5,245,252
	2010-C2, 6.125%, 11/01/37 (Pre-refunded 11/01/20)
219,650	Total U.S. Guaranteed			230,150,182
	Utilities – 11.5% (7.2% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,571,594
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,292,800
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,111,201
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,940,080
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	6,676,720
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	16,146,400
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	7,789,300
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	11,258,100
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	7,125,700
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	2,926,959
	5.000%, 9/01/44
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	5,564,350
	5.000%, 5/01/38
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	11/17 at 100.00	BB+	6,518,395
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
9,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015,	12/25 at 100.00	AAA	10,850,850
	5.000%, 12/15/32
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	11,219,500
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	25,850,827
7,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A,	6/26 at 100.00	AAA	8,445,640
	5.000%, 12/15/35
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B:
3,750	5.000%, 12/15/33	6/26 at 100.00	AAA	4,537,987
3,575	5.000%, 12/15/34	6/26 at 100.00	AAA	4,306,874
3,275	5.000%, 12/15/35	6/26 at 100.00	AAA	3,933,701
149,975	Total Utilities			147,066,978
	Water and Sewer – 9.1% (5.7% of Total Investments)
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	5,786,476
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	4,741,010
	General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	11,688,700
	General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35
5,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/25 at 100.00	AA+	6,275,635
	General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39
15,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/26 at 100.00	AA+	17,475,750
	General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/24 at 100.00	AAA	3,108,539
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30
3,110	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	3,702,953
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36
6,810	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/26 at 100.00	AAA	8,161,445
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority
	Projects-Second Resolution Bonds, Series 2016A, 5.000%, 6/15/41
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/27 at 100.00	AAA	1,199,110
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority
	Projects-Second Resolution Bonds, Subordinated SRF Series 2017A, 5.000%, 6/15/42
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	5/24 at 100.00	AAA	25,669,777
	Master Financing Program, Green Series 2014B, 5.000%, 5/15/44
5,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	8/26 at 100.00	AAA	6,008,350
	Master Financing Program, Green Series 2016B, 5.000%, 8/15/41
3,845	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	4/20 at 100.00	AAA	4,220,234
	Master Financing Program, Series 2010C, 5.000%, 10/15/35
3,095	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	2/22 at 100.00	AAA	3,455,320
	Master Financing Program, Series 2012B, 5.000%, 2/15/42
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A,	6/25 at 100.00	AAA	8,542,568
	5.250%, 6/01/36
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue	No Opt. Call	A1	1,993,954
	Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds,
	Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA–	1,503,769
1,950	5.000%, 4/01/45	4/25 at 100.00	AA–	2,204,397
99,925	Total Water and Sewer			115,737,987
$ 2,183,637	Total Long-Term Investments (cost $1,888,008,661)			2,035,602,285
	Floating Rate Obligations – (1.0)%			(12,855,000)
	MuniFund Preferred Shares, net of deferred offering costs – (6.2)% (7)			(79,660,621)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (51.7)% (8)			(660,938,787)
	Other Assets Less Liabilities – (0.3)% (9)			(3,655,890)
	Net Assets Applicable to Common Shares – 100%			$ 1,278,491,987

Investments in Derivatives as of May 31, 2017
Interest Rate Swaps (OTC Uncleared)
		Fund			Fixed Rate		Optional		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	Date	(Depreciation)
JP Morgan	$31,000,000	Receive	Weekly USD-SIFMA	2.043%	Quarterly	5/25/18	6/25/18	5/25/28	$(438,857)
Chase Bank, N.A.

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,035,602,285	$ —	$2,035,602,285
Derivatives:
Interest Rate Swaps*	—	(438,857)	—	(438,857)
Total	$ —	$2,035,163,428	$ —	$2,035,163,428
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $1,873,036,556.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$153,478,703
Depreciation	(3,767,977)
Net unrealized appreciation (depreciation) of investments	$149,710,726

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 3.9%.
(8)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 32.5%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of over-the-counter ("OTC")
derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017